Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2020
Retirement Plans
Schedule of breakdown of shares held by ESOP	Common shares held by the contribution savings plan follows:

(in millions)	December 31, 2020	December 31, 2019	December 31, 2018
Common shares held	0.8	0.9	1.0

Summary of receivable and liability related to workers' compensation claims	A summary of the receivable and liability related to workers' compensation claims follows:

(in millions)	December 31, 2020	December 31, 2019
Other current assets	$—	$0.6
Other long-term assets	4.9	4.8
Total recovery receivable	$4.9	$5.4

Accrued and other current liabilities	$4.2	$4.2
Other long-term liabilities	18.8	12.9
Total workers' compensation liability	$23.0	$17.1

Defined Benefit Plans
Retirement Plans
Schedule of weighted-average assumptions for benefit obligations	Weighted-average assumptions for the projected benefit obligation follows:

	December 31, 2020	December 31, 2019
Discount rate	2.1%	3.0%
Rate of compensation increase	3.8%	3.8%

Schedule of weighted-average assumptions for net periodic benefit cost
Weighted-average assumptions for net periodic benefit cost follows:

	2020	2019	2018
Discount rate	3.0%	4.1%	3.5%
Rate of compensation increase	3.8%	3.8%	3.8%
Expected long-term return on plan assets	6.6%	6.3%	6.3%

Schedule of reconciliation of the beginning and ending balances of the projected pension benefit obligation, the fair value of the plan assets and the ending accumulated benefit obligation
A reconciliation of the change in the projected benefit obligation, plan assets and the funded status follows:

(in millions)	2020	2019
Funded status
Projected benefit obligation
Balance as of January 1	$178.9	$167.5
Change in benefit obligation:
Service cost	3.0	2.8
Interest cost	4.5	6.1
Plan amendments	—	(0.1)
Actuarial loss	14.5	17.2
Benefits paid	(14.5)	(14.6)
Balance as of December 31	$186.4	$178.9
Fair value of plan assets
Balance as of January 1	$156.5	$148.6
Change in plan assets:
Actual return on plan assets	18.9	20.9
Company contributions	1.5	1.6
Benefits paid	(14.5)	(14.6)
Balance as of December 31	$162.4	$156.5

Unfunded status as of December 31	$(24.0)	$(22.4)

Accumulated benefit obligation as of December 31	$185.2	$178.0

Schedule of net asset (liability)

(in millions)	December 31, 2020	December 31, 2019
Current liabilities	$(1.5)	$(1.5)
Long-term liabilities	(22.5)	(20.9)
Net pension liability	$(24.0)	$(22.4)

Schedule of amounts included in accumulated other comprehensive loss
The amounts included in accumulated other comprehensive income (loss) that have not been recognized in net periodic pension cost follows:

(in millions)	December 31, 2020	December 31, 2019
Unrecognized actuarial losses (gross)	$52.4	$52.1
Unrecognized actuarial losses (net of tax)	42.3	41.5
Unrecognized prior service costs (gross)	0.5	0.8
Unrecognized prior service costs (net of tax)	0.4	0.6

Components of net periodic benefit cost
The components of net periodic benefit cost follows:

(in millions)	2020	2019	2018
Service cost	$3.0	$2.8	$3.1
Interest cost	4.5	6.1	5.5
Expected return on plan assets	(9.8)	(9.7)	(10.3)
Amortization of unrecognized net loss	5.1	3.1	4.3
Amortization of unrecognized prior service credit	0.2	0.2	0.3
Net periodic benefit cost	$3.0	$2.5	$2.9

Schedule of fair value of the plans' assets by asset category
The fair value measurement of the plans’ assets by asset category follows:

	Quoted Prices in Active Markets for Identical Assets (Level 1)
(in millions)	December 31, 2020	December 31, 2019
Cash	$0.6	$0.6
U.S. treasury bonds	21.0	20.9
Mutual funds:
Equity mutual funds (1)	19.0	17.8
Fixed income mutual funds (2)	121.8	117.2
Total	$162.4	$156.5
(1)This category is comprised of investments in mutual funds that invest in equity securities such as large publicly traded companies listed in the S&P 500 Index; small to medium sized companies with market capitalization in the range of the Russell 2500 Index; and foreign issuers in emerging markets.
(2)This category is comprised of investments in mutual funds that invest in U.S. corporate fixed income securities, including asset-backed securities; high yield fixed income securities primarily rated BB, B, CCC, CC, C and D; and US dollar denominated debt securities of government, government related and corporate issuers in emerging market countries.

Summary of estimated future benefits to be paid for the Company's defined benefit pension plans and post-retirement medical plan
A summary of estimated future benefits to be paid for the Company’s defined benefit pension plans as of December 31, 2020, follows:

(in millions)	2021	2022	2023	2024	2025	2026-2030
Estimated benefit payments	$13.9	$14.3	$14.6	$14.4	$14.7	$62.7